UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.1%
Equity — 39.7%
10,001,484	Goldman Sachs Structured International Equity Fund—18.4%	$133,119,754
5,175,311	Goldman Sachs Structured Large Cap Growth Fund—9.3%	66,813,259
2,840,151	Goldman Sachs Structured Large Cap Value Fund—4.7%	33,655,791
1,968,326	Goldman Sachs Structured Small Cap Equity Fund—2.9%	20,923,305
1,520,123	Goldman Sachs Structured International Small Cap Fund—1.8%	13,209,869
632,078	Goldman Sachs Real Estate Securities Fund—1.4%	9,784,567
908,686	Goldman Sachs International Real Estate Securities Fund—1.2%	8,896,036

		286,402,581

Fixed Income — 60.4%
29,901,409	Goldman Sachs Short Duration Government Fund—41.9%	302,303,245
5,357,974	Goldman Sachs Global Income Fund—9.6%	69,064,284
4,910,451	Goldman Sachs High Yield Fund—4.9%	35,060,619
1,382,209	Goldman Sachs Commodity Strategy Fund—2.5%	18,369,557
653,481	Goldman Sachs Emerging Markets Debt Fund—1.0%	7,606,514
387,745	Goldman Sachs Local Emerging Markets Debt Fund—0.5%	3,819,291

		436,223,510

TOTAL INVESTMENTS — 100.1%		$722,626,091

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(604,316)

NET ASSETS — 100.0%		$722,021,775

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$748,011,996

Gross unrealized gain	15,000,092
Gross unrealized loss	(40,385,997)

Net unrealized security loss	$(25,385,905)

Additional information regarding the Fund is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.1%
Equity — 60.2%
64,952,803	Goldman Sachs Structured International Equity Fund—25.5%	$864,521,814
33,153,789	Goldman Sachs Structured Large Cap Growth Fund—12.6%	428,015,420
22,112,038	Goldman Sachs Structured Large Cap Value Fund—7.7%	262,027,654
6,207,226	Goldman Sachs Emerging Markets Equity Fund—4.4%	150,339,011
12,307,377	Goldman Sachs Structured Small Cap Equity Fund—3.9%	130,827,417
5,948,026	Goldman Sachs International Real Estate Securities Fund—1.7%	58,231,179
6,101,026	Goldman Sachs Structured Emerging Markets Equity Fund—1.6%	52,773,877
5,565,913	Goldman Sachs Structured International Small Cap Fund—1.4%	48,367,787
3,121,723	Goldman Sachs Real Estate Securities Fund—1.4%	48,324,274

		2,043,428,433

Fixed Income — 39.9%
57,331,796	Goldman Sachs Global Income Fund—21.8%	739,006,853
24,154,184	Goldman Sachs High Yield Fund—5.1%	172,460,875
15,482,462	Goldman Sachs Short Duration Government Fund—4.6%	156,527,686
8,528,814	Goldman Sachs Commodity Strategy Fund—3.3%	113,347,943
8,025,979	Goldman Sachs Core Fixed Income Fund—2.3%	77,049,403
5,391,645	Goldman Sachs Emerging Markets Debt Fund—1.9%	62,758,748
3,165,547	Goldman Sachs Local Emerging Markets Debt Fund—0.9%	31,180,634

		1,352,332,142

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)		$3,395,760,575

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.0%
Joint Repurchase Agreement Account II
$500,000	2.496%	04/01/08	$500,000
Maturity Value: $500,035

TOTAL INVESTMENTS — 100.1%			$3,396,260,575

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(4,697,080)

NET ASSETS — 100.0%			$3,391,563,495

The percentage shown for each investment and investment category reflects the value of the respective investment or category as as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,620,329,885

Gross unrealized gain	37,277,625
Gross unrealized loss	(261,346,935)

Net unrealized security loss	$(224,069,310)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.2%
Equity — 80.8%
69,864,788	Goldman Sachs Structured International Equity Fund—32.9%	$929,900,323
40,267,217	Goldman Sachs Structured Large Cap Growth Fund—18.4%	519,849,768
31,317,142	Goldman Sachs Structured Large Cap Value Fund—13.1%	371,108,134
6,761,002	Goldman Sachs Emerging Markets Equity Fund—5.8%	163,751,479
11,800,451	Goldman Sachs Structured Small Cap Equity Fund—4.4%	125,438,790
5,201,217	Goldman Sachs International Real Estate Securities Fund—1.8%	50,919,918
2,724,645	Goldman Sachs Real Estate Securities Fund—1.5%	42,177,512
4,814,071	Goldman Sachs Structured International Small Cap Fund—1.5%	41,834,274
4,467,432	Goldman Sachs Structured Emerging Markets Equity Fund—1.4%	38,643,288

		2,283,623,486

Fixed Income — 19.4%
19,432,592	Goldman Sachs Global Income Fund—8.8%	250,486,111
14,522,297	Goldman Sachs High Yield Fund—3.7%	103,689,197
7,423,534	Goldman Sachs Commodity Strategy Fund—3.5%	98,658,763
4,917,819	Goldman Sachs Core Fixed Income Fund—1.7%	47,211,063
2,813,752	Goldman Sachs Emerging Markets Debt Fund—1.1%	32,752,070
1,655,917	Goldman Sachs Local Emerging Markets Debt Fund—0.6%	16,310,778

		549,107,982

TOTAL INVESTMENTS — 100.2%		$2,832,731,468

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,737,671)

NET ASSETS — 100.0%		$2,827,993,797

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,074,842,766

Gross unrealized gain	33,560,319
Gross unrealized loss	(275,671,617)

Net unrealized security loss	$(242,111,298)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.2%
Equity — 95.9%
29,103,436	Goldman Sachs Structured International Equity Fund—39.0%	$387,366,731
16,587,355	Goldman Sachs Structured Large Cap Growth Fund—21.6%	214,142,755
13,436,593	Goldman Sachs Structured Large Cap Value Fund—16.0%	159,223,626
2,839,458	Goldman Sachs Emerging Markets Equity Fund—6.9%	68,771,662
4,703,548	Goldman Sachs Structured Small Cap Equity Fund—5.0%	49,998,712
2,889,632	Goldman Sachs Structured International Small Cap Fund—2.5%	25,110,902
1,885,987	Goldman Sachs International Real Estate Securities Fund—1.9%	18,463,814
988,579	Goldman Sachs Real Estate Securities Fund—1.5%	15,303,204
1,682,137	Goldman Sachs Structured Emerging Markets Equity Fund—1.5%	14,550,486

		952,931,892

Fixed Income — 4.3%
3,252,551	Goldman Sachs Commodity Strategy Fund—4.3%	43,226,404

TOTAL INVESTMENT COMPANIES
(INSTITUTIONAL SHARES)		$996,158,296

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.0%
Joint Repurchase Agreement Account II
$200,000	2.496%	04/01/08	$200,000
Maturity Value: $200,014

TOTAL INVESTMENTS — 100.2%			$996,358,296

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(2,279,114)

NET ASSETS — 100.0%			$994,079,182

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,098,520,312

Gross unrealized gain	13,298,029
Gross unrealized loss	(115,460,045)

Net unrealized security loss	$(102,162,016)

Additional information regarding the Fund is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 99.9%
Equity — 42.4%
504,335	Goldman Sachs U.S. Equity Dividend and Premium Fund—23.7%	$4,846,662
233,572	Goldman Sachs International Equity Dividend and Premium Fund—11.3%	2,298,350
49,036	Goldman Sachs Real Estate Securities Fund—3.7%	759,082
70,220	Goldman Sachs International Real Estate Securities Fund—3.4%	687,457
4,383	Goldman Sachs Structured International Equity Fund—0.3%	58,340

		8,649,891

Fixed Income — 57.5%
454,757	Goldman Sachs High Yield Fund—15.9%	3,246,963
178,117	Goldman Sachs Emerging Markets Debt Fund—10.2%	2,073,281
184,942	Goldman Sachs Investment Grade Credit Fund—8.7%	1,786,536
180,357	Goldman Sachs U.S. Mortgages Fund—8.5%	1,740,446
86,752	Goldman Sachs Global Income Fund—5.5%	1,118,228
104,851	Goldman Sachs Local Emerging Markets Debt Fund—5.1%	1,032,780
61,125	Goldman Sachs Ultra-Short Duration Government Fund—2.7%	558,680
12,161	Goldman Sachs Government Income Fund—0.9%	183,021

		11,739,935

TOTAL INVESTMENTS — 99.9%

		$20,389,826

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		16,758

NET ASSETS — 100.0%		$20,406,584

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$22,097,014

Gross unrealized gain	7,211
Gross unrealized loss	(1,714,399)

Net unrealized security loss	$(1,707,188)

Additional information regarding the Fund is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 98.3%
Equity — 47.0%
831,364	Goldman Sachs International Small Cap Fund—16.9%	$15,097,565
1,459,624	Goldman Sachs Concentrated Emerging Markets Equity Fund—16.5%	14,669,224
758,173	Goldman Sachs International Real Estate Securities Fund—8.3%	7,422,512
307,172	Goldman Sachs Real Estate Securities Fund—5.3%	4,755,030

		41,944,331

Fixed Income — 51.3%
1,326,085	Goldman Sachs Commodity Strategy Fund—19.8%	17,623,671
1,474,032	Goldman Sachs High Yield Fund—11.8%	10,524,590
900,743	Goldman Sachs Emerging Markets Debt Fund—11.8%	10,484,650
717,284	Goldman Sachs Local Emerging Markets Debt Fund—7.9%	7,065,248

		45,698,159

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES)		$87,642,490

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.8%
Joint Repurchase Agreement Account II
$700,000	2.496%	04/01/08	$700,000
Maturity Value: $700,049

TOTAL INVESTMENTS — 99.1%			$88,342,490

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			829,205

NET ASSETS — 100.0%			$89,171,695

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Joint repurchase agreement was entered into on March 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$91,438,297

Gross unrealized gain	2,681,749
Gross unrealized loss	(5,777,556)

Net unrealized security loss	$(3,095,807)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance.

Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Funds adopted SFAS 157 as of the beginning of January 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2-	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3-	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
        As required by SFAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

Goldman Sachs Asset Allocation Portfolios
Schedule of Investments (continued)
March 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS

		Growth and Income
	Balanced Strategy	Strategy	Growth Strategy	Equity Growth Strategy	Income Strategies	Satellite Strategies
	Investments in	Investments in	Investments in	Investments in	Investments in	Investments in
Level	Securities Long - Assets	Securities Long - Assets	Securities Long - Assets	Securities Long - Assets	Securities Long - Assets	Securities Long - Assets
Level 1	$722,626,091	$3,395,760,575	$2,832,731,468	$996,158,296	$20,389,826	$87,642,490
Level 2	—	500,000	—	200,000	—	700,000
Level 3	—	—	—	—	—	—
Total	$722,626,091	$3,396,260,575	$2,832,731,468	$996,358,296	$20,389,826	$88,342,490

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

At March 31, 2008, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Equity Growth Strategy	$200,000

Growth and Income Strategy	500,000

Satellite Strategies	700,000

REPURCHASE AGREEMENTS

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,500,000,000	2.50%	04/01/08	$2,500,173,611

Banc of America Securities LLC	3,000,000,000	2.45	04/01/08	3,000,204,167

Banc of America Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

Barclays Capital, Inc.	3,400,000,000	2.50	04/01/08	3,400,236,111

Citigroup Global Markets, Inc.	3,000,000,000	2.50	04/01/08	3,000,208,333

Deutsche Bank Securities, Inc	7,875,000,000	2.50	04/01/08	7,875,546,875

Greenwich Capital Markets	1,250,000,000	2.50	04/01/08	1,250,086,806

JPMorgan Securities	1,500,000,000	2.50	04/01/08	1,500,104,167

Lehman Brothers	475,000,000	2.50	04/01/08	475,032,986

Merrill Lynch	413,400,000	2.50	04/01/08	413,428,708

Merrill Lynch	1,000,000,000	2.55	04/01/08	1,000,070,833

Morgan Stanley	150,000,000	2.50	04/01/08	150,010,417

UBS Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

TOTAL				$26,565,241,902

At March 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.210% to 6.000%, due 04/11/08 to 06/29/17; Federal Home Loan Mortgage Corp, 0.000% to 15.500%, due 05/01/08 to 11/01/47 and Federal National Mortgage Association, 0.000% to 15.000%, due 04/01/08 to 03/01/48. The aggregate market value of the collateral, including accrued interest, was $ 27,176,285,228.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 30, 2008

* Print the name and title of each signing officer under his or her signature.